Share repurchase program (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)
Shares repurchased during the year | ¥		¥ 1,823		¥ 5,246		¥ 312
ADS | 2020 Share repurchase program
Authorized amount	$ 2,000
Repurchase period (in months)	24 months
Shares repurchased during the year (in ADS shares) | shares		5,010,203	5,010,203	10,214,827	10,214,827	1,191,370	1,191,370
Shares repurchased during the year		¥ 1,823	$ 286	¥ 5,246	$ 806	¥ 312	$ 44
Weighted average repurchase price (in dollars per ADS) | $ / shares			$ 57.14		$ 78.92		$ 37.04
Share Repurchase Authorization					$ 3,000			$ 2,000